INVESTMENT IN SILVERBACK - Disclosure of detailed information about subsidiary (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Disclosure of associates [line items]
Current assets	$ 10,313,788	$ 4,011,696	$ 4,042,507
Non-current assets	69,417,457	49,492,887	44,818,137
Total assets	79,731,245	53,504,583	48,860,644
Total liabilities	(5,346,368)	(5,447,839)	$ (3,492,300)
Revenue from stream interest	0	2,699,607
Depletion	(869,360)	(698,840)
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Current assets	1,983,260	363,522
Non-current assets	1,635,599	2,349,324
Total assets	3,618,859	2,712,845
Total liabilities	(183,692)	(155,817)
Revenue from stream interest	1,649,612	1,650,490
Depletion	(588,391)	(1,065,514)
Net income and comprehensive income for the period	$ 1,014,554	$ 500,460